Lease Commitments (Tables)	12 Months Ended
Jun. 30, 2024
Lease commitments [Abstract]
Schedule of Lease Commitments – Operating
	Consolidated
	30 June 2024	30 June 2023
	$	$
Lease commitments – operating
Committed at the reporting date:
Within one year	—	11,896
One to five years	—	—
	—	11,896